LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS.
Investment in equity securities without readily determinable fair value	¥ 30,000		¥ 30,000
Investment in equity method investee	1,798		1,811
Total	¥ 31,798	$ 4,356	¥ 31,811